Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Annual commitments by year under the Company's lease agreements
Cash rental commitment

2014	$70,512
2015	$72,627
2016	$74,806
2017	$77,050
2018	$72,567

Summary of the activity in the accrued warranty account
	December 31, 2013	December 31, 2012

Balance as of beginning of year	$140,074	$135,606
Warranty costs accrued	0	32,816
Settlements made	0	(28,348)

Balance as of end of year	$140,074	140,074